                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A

                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

                        SUPPLEMENT DATED JUNE 30, 2018
                   TO THE PROSPECTUSES DATED APRIL 30, 2018

This supplement corrects the fee and expense information for Brighthouse Funds Trust II - MFS Value Portfolio (Class B) listed in the prospectuses for the variable annuity contracts listed below. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277, to request a free copy.

BRIGHTHOUSE FUNDS TRUST II--MFS VALUE PORTFOLIO
-----------------------------------------------

Replace the fees and expenses for Brighthouse Funds Trust II--MFS Value Portfolio (Class B) with the following:

                                   DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
INVESTMENT PORTFOLIO    MANAGEMENT    AND/OR     OTHER     FUND    ANNUAL      AND/OR      ANNUAL
                           FEE       SERVICE    EXPENSES   FEES   OPERATING    EXPENSE    OPERATING
                                   (12B-1) FEES            AND    EXPENSES  REIMBURSEMENT EXPENSES
                                                         EXPENSES

BRIGHTHOUSE FUNDS TRUST II

MFS(R) Value Portfolio     0.62%       0.25%      0.02%     --      0.89%       0.06%       0.83%

Applies to prospectuses for the following variable annuity contracts:

BRIGHTHOUSE LIFE INSURANCE COMPANY        BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

BRIGHTHOUSE SEPARATE ACCOUNT A            BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
------------------------------            --------------------------------------

Brighthouse Investment Portfolio
Architect--C Share Option                 Class VA (offered on and after May 2, 2016)

Brighthouse Investment Portfolio
Architect--Standard Version

Series O (offered on and after
July 20, 2015)

Series S (offered on and after
May 2, 2016)

Series S--L Share Option (offered on
and after May 2, 2016)

Series VA (offered between
October 7, 2011 and May 1, 2016)

Series VA (offered between March 22, 2001
and October 7, 2011)

Series XC

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                              SUPP-MFSVALB-0618